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           [Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

                                                             December 21, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re: Fiduciary/Claymore MLP Opportunity Fund Pre-Effective Amendment No.
        3 to the Registration Statement on Form N-2
        (FILE NOS. 333-119674 AND 811-21652)

Ladies and Gentlemen:

    On behalf of Fiduciary/Claymore MLP Opportunity Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 complete with certain exhibits filed therewith (the "Registration Statement").

    A registration fee of $52,974.00, including the registration fee of $126.70 previously paid in connection with the initial filing of the Registration Statement, has been wired to the Commission. Should you have any questions or require further information with respect to this Registration Statement, please do not hesitate to contract me at (312) 407-0570.

                                                   Very truly yours,

                                                   /s/ Thomas A. Hale

                                                   Thomas A. Hale

Enclosures